per share amounts (Details) - shares shares in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Effect of dilutive securities
Basic total weighted average number of Common Shares outstanding	1,525	1,482	1,519	1,479
Effect of dilutive securities - Restricted share units	5	4	5	4
Diluted total weighted average number of Common Shares outstanding	1,530	1,486	1,524	1,483
Restricted share units
Share awards excluded in the calculation of diluted net income
Outstanding share awards excluded in the calculation of diluted net income per Common Share	0	0	0	0
TELUS Corporation share options
Share awards excluded in the calculation of diluted net income
Outstanding share awards excluded in the calculation of diluted net income per Common Share	1	1	1	1